Provisions - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Feb. 07, 2022	Dec. 28, 2015	Jan. 25, 2011	Dec. 31, 2025
Disclosure of Provisions [Line Items]
Description of provision for lawsuits and contingencies				The Group has recognized pending lawsuits, claims and contingencies, which are probable and can be reasonably estimated.
YPF S.A. [member] | Environmental Claims La Plata [Member]
Disclosure of Provisions [Line Items]
Description of risk in environmental claims			On January 25, 2011, YPF executed an agreement with the Provincial Agency for Sustainable Development (“OPDS”, by its acronym in Spanish) of the Province of Buenos Aires, under the Remediation, Liability and Environmental Risk Control Program, created under Resolution No. 88/2010 of the OPDS.
Agreement Extended Period			24 months
Refinery term period			8 years
Loss contingency damages sought	This decision determined the co-defendants’ joint liability for the damages in the following proportions: YPF 90% (the Argentine Government 80% and YPF 20%) and the 2 co-defendant companies 10%. The decision was appealed by the Company.
YPF S.A. [member] | Environmental Claims La Plata [Member] | Bottom of range [member]
Disclosure of Provisions [Line Items]
Percentage of hydrocarbons			88.00%
YPF S.A. [member] | Environmental Claims La Plata [Member] | Top of range [member]
Disclosure of Provisions [Line Items]
Percentage of hydrocarbons			91.00%
CNDC [member]
Disclosure of Provisions [Line Items]
Transfer amount and interest		$ 98